Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Income (loss) for the year:	$ 42,539,684	$ (1,662,823)
Adjusted for:
Depreciation	10,669,991	6,301,146
Realized gain on investment	0	(1,274,834)
Loss on sale of subsidiary	23,447,719	0
Unrealized gain on investment	(794,350)	0
Change in fair value of derivative liability	857,702	0
Accretion on convertible debt - liability portion	509,704	0
Share-based compensation	1,654,346	686,659
Interest expense	434,491	96,258
Changes in non-cash working capital items:
Amounts receivable and prepaids	(5,512,346)	(8,481,265)
Taxes payable	(757,657)	830,742
Digital currencies	(52,483,621)	5,384,114
Accounts payable and accrued liabilities	2,383,786	(1,110,486)
Cash provided by operating activities	22,949,449	769,511
Investing activities
Deposits on equipment	(43,890,558)	(1,879,505)
Quebec acquisition	(967,398)	0
Investments	(187,386)	0
Purchase of mining equipment	(21,349,503)	0
Cash divested from sale of subsidiary	(464,123)	0
Cash used in investing activities	(66,858,968)	(1,879,505)
Financing activities
Exercise of options	1,803,432	329,323
Shares offering	64,543,080	0
Issuance of debenture	15,000,000	0
Repayment of debenture	(658,334)	0
Lease payments made, net of lease payments received	(2,394,103)	(670,487)
Cash (used in) provided by financing activities	78,294,075	(341,164)
Effect of exchange rate changes on cash	775,830	(229,186)
Net increase in cash during the year	35,160,386	(1,680,344)
Cash, beginning of year	5,130,127	6,810,471
Cash, end of year	40,290,513	5,130,127
Supplemental cash flow information
Share consideration issued for Quebec acquisition	2,458,470	0
Digital assets in amounts receivable and prepaids	0	255,616
Digital asset consideration received on investment redemption	0	(3,289,398)
Derecognition of ROU asset sub-leased	0	300,300
Recognition of right of use assets and lease liabilities	0	3,151,161
Supplemental disclosures:
Interest Paid	259,726	0
Income taxes paid	$ 151,366	$ 0